Intangible assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Text Block [Abstract]
Impairment of intangible assets	$ 0	$ 0	$ 0